Offerings	Aug. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock (par value $1 per share)
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 50,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,905.00
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Voting Trust Interests representing shares of Common Stock offered hereunder
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00